UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
November 30, 2009 (Unaudited)

Common Stocks--99.0%	Shares		Value ($)
Consumer Discretionary--11.8%
Abercrombie & Fitch, Cl. A	20,030	a	799,798
Autoliv	36,580	a	1,485,514
Best Buy	27,670		1,185,106
Carnival	33,900	b	1,085,817
Gap	67,680		1,449,706
Home Depot	48,470		1,326,139
Interpublic Group of Cos.	153,670	a,b	972,731
Kohl's	28,160	b	1,496,422
Limited Brands	69,200		1,148,028
Newell Rubbermaid	73,140		1,061,261
Nordstrom	37,180	a	1,243,671
Staples	80,790		1,884,023
Target	49,210		2,291,218
Time Warner	39,420		1,210,982
			18,640,416
Consumer Staples--13.8%
Clorox	25,320		1,526,036
Coca-Cola Enterprises	80,190		1,575,734
Colgate-Palmolive	40,050		3,371,810
Energizer Holdings	26,810	b	1,510,475
Estee Lauder, Cl. A	33,610		1,573,956
Kroger	49,410		1,123,583
PepsiCo	91,090		5,667,620
Philip Morris International	94,870		4,562,298
Whole Foods Market	37,030	a,b	949,820
			21,861,332
Energy--5.4%
Cameron International	23,950	b	905,310
Consol Energy	19,010		872,939
Halliburton	32,670		959,191

Noble Energy	13,440		876,960
Occidental Petroleum	19,670		1,589,139
Southwestern Energy	33,050	b	1,452,878
Transocean	10,750	b	917,942
XTO Energy	23,900		1,014,316
			8,588,675
Financial--3.8%
BlackRock	3,820		867,445
Discover Financial Services	48,400		748,264
Morgan Stanley	39,800		1,256,884
Principal Financial Group	30,210		767,032
Prudential Financial	16,010		798,099
T. Rowe Price Group	33,370		1,632,794
			6,070,518
Health Care--16.8%
Abbott Laboratories	47,930		2,611,706
Aetna	24,580		715,524
Alexion Pharmaceuticals	35,020	a,b	1,588,157
Amgen	62,640	b	3,529,764
Celgene	28,040	b	1,554,818
Covidien	24,000		1,123,680
DaVita	17,710	b	1,049,140
Gilead Sciences	42,210	b	1,943,771
Hospira	18,130	b	851,204
Human Genome Sciences	28,480	b	792,314
Medco Health Solutions	27,510	b	1,737,532
MEDNAX	19,140	b	1,075,859
Merck & Co.	82,260		2,978,635
Pfizer	59,090		1,073,665
Shire, ADR	14,730		867,155
Thermo Fisher Scientific	21,300	b	1,005,999
Universal Health Services, Cl. B	16,120		900,947
Vertex Pharmaceuticals	33,210	a,b	1,289,212
			26,689,082
Industrial--9.0%
Caterpillar	36,540	a	2,133,571
Cummins	25,280		1,135,072

Dover	38,400		1,569,792
Fluor	45,680		1,940,486
Norfolk Southern	28,810		1,480,834
Parker Hannifin	22,010		1,187,660
Raytheon	24,790	a	1,277,429
Tyco International	45,720		1,639,976
Union Pacific	30,300		1,916,778
			14,281,598
Information Technology--34.8%
Activision Blizzard	110,750	b	1,261,442
Agilent Technologies	42,570	b	1,231,124
Apple	34,570	b	6,910,889
Autodesk	54,740	b	1,283,653
BMC Software	39,180	b	1,517,441
Broadcom, Cl. A	70,740	b	2,065,608
Cisco Systems	240,450	b	5,626,530
Dell	142,950	b	2,018,454
EMC	87,490	b	1,472,457
Equinix	8,330	a,b	801,263
Google, Cl. A	8,920	b	5,200,360
Hewlett-Packard	84,530		4,147,042
Informatica	54,740	b	1,228,913
Juniper Networks	79,130	a,b	2,067,667
Microsoft	267,540		7,868,351
Oracle	151,820		3,352,186
Salesforce.com	23,220	b	1,455,430
Sybase	39,170	b	1,576,201
Teradata	42,180	b	1,235,874
VMware, Cl. A	29,230	b	1,227,075
Western Union	85,480		1,577,106
			55,125,066
Materials--3.6%
Albemarle	31,560		1,065,150
Alcoa	113,220		1,417,514
Celanese, Ser. A	52,770		1,570,435
Freeport-McMoRan Copper & Gold	20,080	b	1,662,624
			5,715,723

Total Common Stocks
(cost $128,695,719)		156,972,410

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,609,000)	1,609,000 [c]	1,609,000

Investment of Cash Collateral for
Securities Loaned--4.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $7,792,771)	7,792,771 [c]	7,792,771

Total Investments (cost $138,097,490)	104.9%	166,374,181
Liabilities, Less Cash and Receivables	(4.9%)	(7,844,898)
Net Assets	100.0%	158,529,283

ADR - American Depository Receipts

a

All or a portion of these securities are on loan. At November 30, 2009, the total market value of the fund's securities on loan is $7,649,870 and the total market value of the collateral held by the fund is $7,792,771.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $138,097,490.

Net unrealized appreciation on investments was $28,276,691 of which $29,769,722 related to appreciated investment securities and $1,493,031 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	154,619,741	-	-	154,619,741
Equity Securities - Foreign+	2,352,669	-	-	2,352,669
Mutual Funds	9,401,771	-	-	9,401,771

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on the exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)